Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Principal components of other assets

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Loan issuance costs, net	$18,461	$8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369

Total other assets	$32,026	$28,021